1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

ALEXANDER KARAMPATSOS

alexander.karampatsos@dechert.com
+1 202 261 3402 Direct
+1 617 275 8365 Fax

September 7, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Forethought Variable Insurance Trust — Preliminary Proxy Statement on Schedule 14A
(File No. 811-22865)

Dear Sir or Madam:

On behalf of Forethought Variable Insurance Trust, attached for filing by means of the EDGAR system is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

No fees are required in connection with this filing.  Please call the undersigned at 202.261.3402 with any questions regarding the attached.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos